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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1996
                                                -----------------

Check here if Amendment [X]; Amendment Number:  4
                                               ---

  This Amendment (Check only one):     [ ] is a restatement.
                                       [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             RBS Partners, L.P.
                  -------------------
Address:          1 Lafayette Place
                  -------------------
                  Greenwich, CT 06830
                  -------------------

13F File Number:  28-2610
                  -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             E.J. Bird
                  ---------------------------------
Title:            Vice President of General Partner
                  ---------------------------------
Phone:            (203) 861-4600
                  ---------------------------------
Signature, Place, and Date of Signing:

/s/ E.J. BIRD                    Greenwich, CT         February 14, 2001
-------------                    -------------         -----------------
  [Signature]                    [City, State]              [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              NONE

Form 13F Information Table Entry Total:           28

Form 13F Information Table Value Total: $    753,859
                                       (in thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE


    COLUMN 1              COLUMN 2      COLUMN 3     COLUMN 4           COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
-------------------    --------------  ----------    --------  -----------------------  ----------  --------   --------------------
                                                       VALUE      SHRS OR    SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS    CUSIP       (x$1000)     PRN AMT    PRN  CALL  DISCRETION  MANAGERS   SOLE   SHARED   NONE
-------------------    --------------  -----------   --------   ----------   ---  ----  ----------  --------   --------------------
 Bandag Inc.             Common        059815-10-0        284        5,991    SH         DEFINED                   5,991
 Bandag Inc.             Common        059815-10-0     10,169      214,654    SH          SOLE                   214,654
 Citicorp *              Common        173034-10-9      1,154       11,209    SH         DEFINED                  11,209
 Citicorp *              Common        173034-10-9    161,659    1,569,500    SH          SOLE                 1,569,500
 Dow Chemical
     Co.                 Common        260543-10-3      1,626       20,749    SH         DEFINED                  20,749
 Dow Chemical  Co.       Common        260543-10-3     58,247      743,176    SH          SOLE                   743,176
 Conrail Inc.            Common        208368-10-0        329        3,300    SH         DEFINED                   3,300
 Conrail Inc.            Common        208368-10-0     11,776      118,210    SH          SOLE                   118,210
 Georgia Gulf
     Corp                Common        373200-20-3        448       16,658    SH         DEFINED                  16,658
 Georgia Gulf
     Corp                Common        373200-20-3     25,360      943,642    SH          SOLE                   943,642
 International
     Business Machs      Common        459200-10-1     65,536      434,008    SH         DEFINED                 434,008
 International
     Business Machs      Common        459200-10-1    161,466    1,069,313    SH          SOLE                 1,069,313
 International
     Business Machs      Options-      459200-90-1        897          130    SH  Calls  DEFINED                     130
 International
     Business Machs      Options-      459200-90-1     45,299        6,565    SH  Calls   SOLE                     6,565
 Jostens Inc.            Common        481088-10-2        233       11,004    SH         DEFINED                  11,004
 Jostens Inc.            Common        481088-10-2      8,326      394,141    SH          SOLE                   394,141
 Laboratory Corp.
     Amer. Hldgs         Warrants      50540R-11-0          5       66,120    SH  Calls  DEFINED                  66,120
 Laboratory Corp.
     Amer. Hldgs         Warrants      50540R-11-0         90      952,664    SH  Calls   SOLE                   952,664
 Laboratory Corp.
     Amer. Hldgs         Common        50540R-10-2        742      258,351    SH         DEFINED                 258,351
 Laboratory Corp.
     Amer. Hldgs         Common        50540R-10-2      5,141    1,788,057    SH          SOLE                 1,788,057
 McKesson Corp. **       Common        581556-10-7      1,714       30,609    SH         DEFINED                  30,609
 McKesson Corp. **       Common        581556-10-7    107,396    1,917,782    SH          SOLE                 1,917,782
 PS Group Inc.           Common        693624-10-8     16,177    1,198,270    SH          SOLE                 1,198,270
 Reebok Int'l Ltd        Options       758110-90-0          3            2    SH  Calls  DEFINED                       2
 Reebok Int'l Ltd        Options       758110-90-0        147          108    SH  Calls   SOLE                       108
 Walters
     Industries Inc.     Common        93317Q-10-5     15,860    1,143,080    SH         DEFINED               1,143,080
 Wells Fargo &
     Co ***              Common        949740-10-4      5,131       19,020    SH         DEFINED                  19,020
 Wells Fargo &
     Co ***              Common        949740-10-4    251,838      933,600    SH          SOLE                   933,600
 * Short position in
     this security                                   (120,298)  (1,167,944)   SH
 ** Short position in
     this security                                    (14,839)    (264,991)   SH
 *** Short position
     in this security                                 (68,057)    (252,295)   SH




                                       Grand Total    753,859